PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2023	2024
	RMB	RMB
Receivable from third party companies*	933,947	205,775
Security deposits, net of credit loss**	906,720	129,590
Others***	80,880	42,613
	1,921,547	377,978

*The balances represent the receivable from the third party companies in relation to the back-to-back guarantee services provided to the Group (see Note 2(k)).

**The balances represent security deposits set aside as requested by certain institutional funding partners for provision of the primary guarantee. Starting from year 2024, majority of the new guarantee services provided by the Group is through its own licensed financing guarantee subsidiary. Under these agreements, the deposits are placed in funding banks, which are recorded under “Restricted cash” (see Note 2(k)). ”As of December 31, 2023 and 2024, allowance for credit loss were RMB6,838 and RMB771, respectively. Provision (Reversal) for credit loss of RMB6,838 and RMB(6,067), were recorded for security deposits for the years ended December 31, 2023 and 2024, respectively.

Summary of balances of loans receivable	Other includes the following balances of loans receivable::

	As of December 31,
	2023	2024
	RMB	RMB
Loans receivable	9,149	—
Less: Allowance for credit losses	(6,367)	—
Loans receivable, net	2,782	—

Summary of the allowance for credit losses

The movement of allowance for loans receivable for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	(27,255)	(17,991)	(6,367)
Current year credit losses	(18,609)	(40,766)	(18,935)
Current year write off	27,665	29,133	12,805
Disposal of a subsidiary	—	—	9,056
Foreign currency exchange	208	23,257	3,441
Balance at end of the year	(17,991)	(6,367)	—